Income Taxes - Deferred Income Tax Liabilities and Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income taxes [line items]
Deferred income tax liabilities	$ 4,515	$ 4,046	$ 4,146
Deferred Income Tax Assets	(778)	(1,454)	(948)
Net deferred income tax liability, beginning balance	3,737	2,592	$ 3,198
1 Year
Disclosure of income taxes [line items]
Deferred income tax liabilities	55	0
Deferred Income Tax Assets	(31)	(556)
Deferred Income Tax Assets to be Settled After More Than Twelve Months
Disclosure of income taxes [line items]
Deferred income tax liabilities	4,460	4,046
Deferred Income Tax Assets	$ (747)	$ (898)